Summary of Significant Accounting Policies and Disclosures - Fair Value Measurement and Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies and Disclosures [Abstract]
Cash and cash equivalents	$ 388,599	$ 273,876
Restricted cash and other instruments	51,326	50,520
Derivative assets and other financial instruments	22,954	5,234
Due from related parties	$ 1,309	$ 148
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Due to related parties	$ (740)	$ (692)
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Book Value [Member]
Summary of Significant Accounting Policies and Disclosures [Abstract]
Cash and cash equivalents	$ 388,599	$ 273,876
Time deposits	110,450	199,100
Restricted cash and other instruments	149,990	164,120
Derivative assets and other financial instruments	22,954	5,234
Due from related parties	$ 1,309	$ 148
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Due to related parties	$ (740)	$ (692)
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Credit facilities and financial liabilities, including current portion, net	$ (671,764)	$ (689,142)
Fair Value [Member]
Summary of Significant Accounting Policies and Disclosures [Abstract]
Cash and cash equivalents	388,599	273,876
Time deposits	110,450	199,100
Restricted cash and other instruments	149,990	164,120
Derivative assets and other financial instruments	22,954	5,234
Due from related parties	$ 1,309	$ 148
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Due to related parties	$ (740)	$ (692)
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Credit facilities and financial liabilities, including current portion, net	$ (676,425)	$ (694,709)